Net Debt (Tables)	6 Months Ended
Jun. 30, 2023
Net Debt.
Schedule of Net Debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2023	flow	Acquisitions	& other	movements	2023
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(22,965)	(3,827)	-	2,587	(124)	(24,329)
Non-current instalments of leases	(725)	(1)	(6)	10	-	(722)
Total long-term debt	(23,690)	(3,828)	(6)	2,597	(124)	(25,051)
Current instalments of loans	(4,964)	3,409	-	(2,594)	14	(4,135)
Current instalments of leases	(228)	141	(2)	(146)	4	(231)
Bank collateral received	(89)	(61)	-	-	-	(150)
Other short-term borrowings excluding overdrafts	(78)	(11)	-	-	11	(78)
Overdrafts	(183)	(10)	-	-	-	(193)
Total current debt	(5,542)	3,468	(2)	(2,740)	29	(4,787)
Gross borrowings	(29,232)	(360)	(8)	(143)	(95)	(29,838)
Net derivative financial instruments	(96)	(27)	-	179	-	56
Net borrowings	(29,328)	(387)	(8)	36	(95)	(29,782)
Cash and cash equivalents	6,166	(455)	-	-	(47)	5,664
Other investments - current	239	(90)	-	-	(1)	148
Cash and investments	6,405	(545)	-	-	(48)	5,812
Net debt	(22,923)	(932)	(8)	36	(143)	(23,970)